3. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES: (i) Loss per share (Details) - shares	Jan. 31, 2023	Jan. 31, 2022
Details
Anti-dilutive warrants outstanding	3,225,000	3,075,000